--------------------------------------------------------------------------------


                                Maxus Income Fund


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                               Semi-Annual Report


















                                 June 30, 2000









--------------------------------------------------------------------------------

Dear Shareholders,


For the first six months of 2000, the Maxus family of funds has continued their exceptional performance relative to their respective market indices and competing mutual funds. It was a difficult period for both bond and equity funds. Rising interest rates and a re-emphasis on earning expectations were the culprits.

Leading our effort in absolute performance was the Maxus Income Fund. Within a universe of 525 domestic taxable bond funds, Maxus Income was the number one mutual fund in the country during the first half of the year according to Lipper Financial Services. During this period alone your Fund produced an 11% total return, against an average of less than 1% for competing funds and 5.46% for the Ryan Index.

The Maxus Equity Fund also had an outstanding first six months producing a return of 11.61% against the Russell 3000 which returned 0.98%, the S&P 500 which returned a negative 0.47% and the Lipper Multi-Cap Value Index which returned a negative 0.77%. Maxus Equity once again has proven that persistency and consistency are desirable characteristics for a mutual fund.

After significantly outperforming the competition in 1999, the Maxus Aggressive Value Fund produced a more modest 4.72% %, exactly in line with the average micro-cap value fund (4.96%), but behind the average micro-cap fund which returned 8.55%. In my estimation, micro-cap value is the most compelling market sector today, and my expectation are exceptionally high for Maxus Aggressive Value in the next 3 to 5 years.

Starting to show renewed signs of life since the year began were companies headquartered in Ohio. Reflecting this trend was the Maxus Ohio Heartland Fund. MOH returned 5.84% during this period.

Finally, our star performer in 1999 found the going a little rougher in the six months of 2000. Maxus Laureate produced a return of 0.93% against the negative 2.56% return on the Morgan Stanley World Index, an excellent relative performance nevertheless.

A major characteristic of the stock market during the past five years has been what I call "sector rotation/correction." Rather than periodic corrections devastating the entire market, each market sector has run through its own corrective phase, on its own time, leaving the rest of the market relatively unchanged. For example, during the first half of 2000, the dot.coms and overvalued technology issues were taken down, along with auto related and certain other cyclical stocks, while much of the entire market remained unchanged.

Investors across the board have been the beneficiaries of this phenomenon as market psychology has remained unequivocally positive in spite of rising interest rates and major earnings disappointments. For the remainder of 2000 and beyond, I am looking for much of the same.


Sincerely,



Richard Barone

                                                        SCHEDULE OF INVESTMENTS
                                                       June 30, 2000 (unaudited)

SHARES / PRINCIPAL AMOUNT                               MARKET VALUE   % ASSETS

           CLOSED END BOND FUNDS
   58,200  1838 Bond Debenture                           $ 1,018,500
  175,000  ACM Government Spectrum                         1,017,188
  150,000  Blackrock Income                                  956,250
   71,000  Blackrock North American Government               692,250
   50,000  Debt Strategies                                   315,625
  125,000  Debt Strategies II                                921,875
   25,000  Dresdner RCM Global Income                        154,687
   40,000  Dreyfus Strategic Governments                     365,000
  140,000  First Australia Prime Income                      647,500
   85,500  First Commonwealth                                774,844
   35,000  Fortis Securities                                 260,312
  240,000  MFS Government Markets                          1,470,000
  170,000  MFS Intermediate                                1,073,125
   37,100  Montgomery Street Income                          598,237
   33,100  Oppenheimer Multi Sector Income Trust             268,937
   30,000  Pacific American Income                           380,625
   79,900  Pioneer Interest                                  873,906
  120,000  Putnam Master Income                              780,000
  120,000  Putnam Master International Income                750,000
  150,000  Putnam Premier Income                             946,875
   80,000  Strategic Global                                  840,000
   64,700  Templeton Global Governments                      376,069
  100,000  Templeton Global Income                           618,750
   59,500  Van Kampen Bond                                   996,625
                                                          ----------
                                                          17,097,180      52.3%

           CORPORATE BOND EQUIVALENTS
   10,000  American General MIPS                             240,625
            8.450% Due 10-15-25
   10,000  American Re QUIPS                                 238,125
            8.500% Due 09-30-25
   10,600  BF Goodrich QUIPS                                 241,150
            8.300% Due 09-30-25
   10,000  Fleet Capital Trust VI                            248,750
            8.800% Due 06-30-30
   10,000  Household Capital Trust V                         255,625
            10.000% Due 06-30-30
   12,000  NWPS Capital Financing                            289,500
            8.125% Due 09-30-25
    5,000  Royal Bank of Scotland                            112,187
            8.000% Due 06-01-28
   10,000  Seagram QUIDS                                     221,875
            8.000% Due 12-31-38
   10,000  Sempra Energy Capital Trust I                     251,250
            8.900% Due 02-23-30
   30,300  Texaco Cap Adj Rate MIPS                          564,338
            5.850% Due 12-31-38
   10,000  Torchmark MIPS                                    245,000
            9.180% Due 10-15-25
   10,000  Travelers P & C Capital I Trust                   230,000
            8.080% Due 04-30-36
                                                          ----------
                                                           3,138,425       9.6%

           PREFERRED SHARES
    5,000  Crown American  $5.50                             188,750
   10,000  Developers Diversified  $2.36                     225,000
   12,000  Equity Inns Inc Series A  $2.37                   205,500
   15,000  Gabelli Global Multimedia $1.98                   348,750
   12,000  Merrill Lynch Capital Trust V  $1.82              260,250
   10,000  New Plan Excel Realty $2.15                       215,000
   15,000  Public Storage $2.22                              337,500
   55,000  Royce Value Trust $2.00                         1,265,000
   35,000  Source Capital $2.40                              973,438
                                                          ----------
                                                           4,019,188      12.3%

           CONVERTIBLE BONDS
  223,000  Inco                                              192,895       0.6%
            7.750% Due 03-15-16

           CONVERTIBLE PREFERRED SHARES
   25,000  Camden Property $2.25                             604,688
   10,000  Chiquita Brands $2.88                             140,000
   44,800  Equity Residential $1.81                        1,008,000
   53,000  Glenborough Realty $1.94                          914,250
   20,000  Kimco $2.37                                       523,750
   14,000  Simon Debartolo $6.50                             941,500
   19,000  USX $3.25                                         635,313
                                                          ----------
                                                           4,767,501      14.6%

           US GOVERNMENT SECURITIES
2,000,000  US Treasury Strip                               1,923,620       5.9%
            7.750% Due 02-15-01

           CASH EQUIVALENTS
1,352,799  Firstar Treasury Fund 4.54%                     1,352,799       4.1%

           TOTAL INVESTMENTS (Cost - $33,789,346)         32,491,608      99.4%

           OTHER ASSETS LESS LIABILITIES                     204,434       0.6%

           NET ASSETS                                   $ 32,696,042     100.0%

--------------------------------------------------------------------------------
Statement of Assets & Liabilities
--------------------------------------------------------------------------------
Maxus Income Fund                                      June 30, 2000 (unaudited)

                                                                   Income
                                                                    Fund
Assets:
     Investment securities at market value                    $  32,491,608
      (Identified cost - $33,789,346)
     Cash                                                             6,769
     Receivables:
       Receivable for investment securities sold                    257,417
       Dividends and interest receivable                            217,872
                                                                 ----------
Total Assets                                                     32,973,666
                                                                 ----------
Liabilities:
     Payable for investment securities purchased                     43,370
     Payable for shareholder redemptions                             34,468
     Accrued expenses                                               199,786
                                                                 ----------
Total Liabilities                                                   277,624
                                                                 ----------
Net Assets                                                    $  32,696,042
                                                                 ==========
Net Assets Consist Of:
     Capital paid in                                             35,774,239
     Accumulated undistributed net
       investment income (loss)                                      17,508
     Accumulated undistributed realized
       gain (loss) on investments - net                          (1,797,967)
     Unrealized depreciation in value
          of investments based on identified cost - net          (1,297,738)
                                                                 ----------
Net Assets                                                       32,696,042
                                                                 ==========
Net Assets:
     Investor shares                                             28,968,575
     Institutional shares                                         3,727,467
                                                                 ----------
          Total                                                  32,696,042
                                                                 ==========
Shares of Capital Stock
     Investor shares                                              2,950,038
     Institutional shares                                           379,226
                                                                 ----------
          Total                                                   3,329,264
                                                                 ==========
Net Asset Value per Share
     Investor shares                                          $        9.82
                                                                 ----------
     Institutional shares                                     $        9.83
                                                                 ----------

--------------------------------------------------------------------------------
Statement of Assets & Liabilities
--------------------------------------------------------------------------------
Maxus Income Fund                                      June 30, 2000 (unaudited)

                                                                   Income
                                                                    Fund
Assets:
     Investment securities at market value                    $  32,491,608
      (Identified cost - $33,789,346)
     Cash                                                             6,769
     Receivables:
       Receivable for investment securities sold                    257,417
       Dividends and interest receivable                            217,872
                                                                 ----------
Total Assets                                                     32,973,666
                                                                 ----------
Liabilities:
     Payable for investment securities purchased                     43,370
     Payable for shareholder redemptions                             34,468
     Accrued expenses                                               199,786
                                                                 ----------
Total Liabilities                                                   277,624
                                                                 ----------
Net Assets                                                    $  32,696,042
                                                                 ==========
Net Assets Consist Of:
     Capital paid in                                             35,774,239
     Accumulated undistributed net
       investment income (loss)                                      17,508
     Accumulated undistributed realized
       gain (loss) on investments - net                          (1,797,967)
     Unrealized depreciation in value
          of investments based on identified cost - net          (1,297,738)
                                                                 ----------
Net Assets                                                       32,696,042
                                                                 ==========
Net Assets:
     Investor shares                                             28,968,575
     Institutional shares                                         3,727,467
                                                                 ----------
          Total                                                  32,696,042
                                                                 ==========
Shares of Capital Stock
     Investor shares                                              2,950,038
     Institutional shares                                           379,226
                                                                 ----------
          Total                                                   3,329,264
                                                                 ==========
Net Asset Value per Share
     Investor shares                                          $        9.82
                                                                 ----------
     Institutional shares                                     $        9.83
                                                                 ----------

--------------------------------------------------------------------------------
Statement of Assets & Liabilities
--------------------------------------------------------------------------------
Maxus Income Fund                                      June 30, 2000 (unaudited)

                                                                   Income
                                                                    Fund
Assets:
     Investment securities at market value                    $  32,491,608
      (Identified cost - $33,789,346)
     Cash                                                             6,769
     Receivables:
       Receivable for investment securities sold                    257,417
       Dividends and interest receivable                            217,872
                                                                 ----------
Total Assets                                                     32,973,666
                                                                 ----------
Liabilities:
     Payable for investment securities purchased                     43,370
     Payable for shareholder redemptions                             34,468
     Accrued expenses                                               199,786
                                                                 ----------
Total Liabilities                                                   277,624
                                                                 ----------
Net Assets                                                    $  32,696,042
                                                                 ==========
Net Assets Consist Of:
     Capital paid in                                             35,774,239
     Accumulated undistributed net
       investment income (loss)                                      17,508
     Accumulated undistributed realized
       gain (loss) on investments - net                          (1,797,967)
     Unrealized depreciation in value
          of investments based on identified cost - net          (1,297,738)
                                                                 ----------
Net Assets                                                       32,696,042
                                                                 ==========
Net Assets:
     Investor shares                                             28,968,575
     Institutional shares                                         3,727,467
                                                                 ----------
          Total                                                  32,696,042
                                                                 ==========
Shares of Capital Stock
     Investor shares                                              2,950,038
     Institutional shares                                           379,226
                                                                 ----------
          Total                                                   3,329,264
                                                                 ==========
Net Asset Value per Share
     Investor shares                                          $        9.82
                                                                 ----------
     Institutional shares                                     $        9.83
                                                                 ----------

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------
Maxus Income Fund                                     June 30, 2000 (unaudited)

                                                                    Income
                                                                     Fund
Investment Income:
Dividend income                                                $   1,359,157
Interest income                                                       27,403
                                                                  ----------
Total Income                                                       1,386,560
                                                                  ----------
Expenses:
Investment advisory fees (Note 2)                                    142,510
Distribution fees (investor shares)                                   64,132
Transfer agent fees/accounting                                        20,331
Registration and filing fees                                          12,346
Custodial fees                                                         5,849
Audit                                                                  8,550
Legal                                                                  8,568
Trustee fees                                                           1,800
Miscellaneous                                                          9,634
                                                                  ----------
Total Expenses                                                       273,720

Net investment income (loss)                                       1,112,840

Realized and Unrealized Gain (Loss) on Investments:
Realized gain (loss) on investments                                 (662,882)
Unrealized appreciation (depreciation) on investments              2,493,108
                                                                  ----------
Net realized and unrealized gain (loss) on investments             1,830,226
                                                                  ----------
Net increase (decrease) in net assets from operations          $   2,943,066
                                                                  ==========

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
Maxus Income Fund                                    (unaudited) Investor Shares

Selected data for a share of capital
stock outstanding throughout the period indicated

                                             01/01/00      01/01/99     01/01/98     01/01/97    01/01/96
                                                to            to           to           to          to
                                             06/30/00      12/30/99     12/30/98     12/31/97    12/31/96
Net Asset Value -
     Beginning of Period                        9.22         10.61        11.31        10.78       10.54
Net investment income                           0.36          0.86         0.72         0.67         0.7
Net gains (losses) on securities,
     realized and unrealized                    0.59         (1.43)       (0.33)        0.53        0.24
                                             --------      --------     --------     --------    --------
Total from investment operations                0.95         (0.57)        0.39          1.2        0.94

Distributions
     Net investment income                     (0.35)        (0.82)       (0.72)       (0.67)      (0.70)
     Capital gains                                 -             -        (0.37)           -           -
     Return of capital                             -             -            -            -           -
                                             --------      --------     --------     --------    --------
          Total distributions                  (0.35)        (0.82)       (1.09)       (0.67)      (0.70)
Net Asset Value -
     End of Period                           $  9.82       $  9.22      $ 10.61      $ 11.31     $ 10.78
                                             ========      ========     ========     ========    ========

Total return                                   10.47%        (5.72%)       3.49%       11.47%       9.20%

Ratios/Supplemental Data:
Net assets at end of period
(thousands)                                   28,969        24,023       39,650       38,620      35,728
Ratio of expenses to average net assets    *    1.92%         1.91%        1.87%        1.91%       1.92%
Ratio of net income to average net assets  *    7.79%         7.87%        6.52%        6.08%       6.50%
Portfolio turnover rate                    *      58%           51%          59%          70%         78%



                                                (unaudited) Institutional Shares
--------------------------------------------------------------------------------

                                             01/01/00      01/01/99     2/1/98**
                                                to            to           to
                                             06/30/00      12/31/99     12/31/98
Net Asset Value -
     Beginning of Period                        9.23         10.62        11.31
Net investment income                           0.36          0.87         0.33
Net gains (losses) on securities,
     realized and unrealized                    0.59         (1.43)       (0.50)
                                             --------      --------     --------
Total from investment operations                0.95         (0.56)       (0.17)
Distributions
     Net investment income                     (0.35)        (0.83)       (0.33)
     Capital gains                                 -             -        (0.19)
     Return of capital                             -             -            -
                                             --------      --------     --------
          Total distributions                  (0.35)        (0.83)       (0.52)
                                             --------      --------     --------
Net Asset Value -
     End of Period                           $  9.83       $  9.23      $ 10.62
                                             ========      ========     ========

Total return                                   10.47%        (5.61%)       3.54%

Ratios/Supplemental Data:
Net assets at end of period (thousands)        3,727         2,540          426
Ratio of expenses to average net assets    *    1.42%         1.41%  *     1.37%
Ratio of net income to average net assets  *    8.29%         8.37%  *     7.02%
Portfolio turnover rate                    *      58%           51%  *       59%

*annualized
**commencement of operations

NOTES TO FINANCIAL STATEMENTS
                                                              MAXUS INCOME FUND
                                                       JUNE 30, 2000 (UNAUDITED)



  1.)SIGNIFICANT ACCOUNTING POLICIES
     The Fund is a diversified, open-end management investment company, organized as a Trust under the laws of the State of Ohio by a Declaration of Trust dated October 31, 1984. Shares of the Fund are divided into two classes, Investor shares and Institutional shares. Each share represents an equal proportionate interest in the Fund with other shares of the same class. Investor shares incur a distribution expense. The Fund has an investment objective of obtaining the highest total return, a combination of income and capital appreciation, consistent with reasonable risk. The Fund pursues this objective by investing primarily in income-producing securities.
     Significant accounting policies of the Fund are presented below.

     SECURITY VALUATION
     The Fund intends to invest in a wide variety of equity and debt securities. The investments in securities are carried at market value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Short-term investments are valued at amortized cost, which approximates market. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

     SECURITY TRANSACTION TIMING
     Security transactions are recorded on the dates transactions are entered into (the trade dates). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned. The Fund uses the identified cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

     INCOME TAXES
     It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains. The Fund has net loss carry forwards totaling $1,797,967 that expire in 2007.


     ESTIMATES
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


  2.)INVESTMENT ADVISORY AGREEMENT
     The Fund has entered into an investment advisory and administration agreement with Maxus Asset Management, Inc., a wholly owned subsidiary of Resource Management Inc. The Investment Advisor receives from the Fund as compensation for its services to the Fund an annual fee of 1% on the first $150,000,000 of the Fund's net assets, and 0.75% of the Fund's net assets in excess of $150,000,000. The Investment Advisor agrees to reimburse its fee to the Fund in the amount by which the Fund expenses exceed 2% of average annual net assets.

  3.)RELATED PARTY TRANSACTIONS
     Resource Management Inc. has two wholly owned subsidiaries which provide services to the Fund. These subsidiaries are Maxus Asset Management Inc.
     and Maxus Securities Corp. Maxus Asset Management was paid $142,510 in investment advisory fees during the six months ending June 30, 2000. The Fund has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Maxus Securities has served as the national distributor of the Fund's shares. The Fund has entered into a distribution agreement pursuant to which the Fund pays Maxus Securities a fee, accrued daily and payable monthly at an annual rate of .50%, based on the average daily net assets for Investor class only. Maxus Securities was reimbursed $64,132 for distribution expenses for the six months ending June 30, 2000. Resource Management Inc. owns 49% of Mutual Shareholder Services. Mutual Shareholder Services performs fund accounting and transfer agency services for the Fund. Mutual Shareholder Services received fees totaling $20,331 for services rendered to the Fund for the six months ending June 30, 2000. Maxus Securities is a registered broker-dealer. Maxus Securities effected substantially all of the investment portfolio transactions for the Fund. For this service Maxus Securities received commissions of $80,572 for the six months ending June 30, 2000.

     At June 30, 2000, Maxus Securities Corp. owned 100,000 shares and a wholly owned subsidiary of Resource Management Inc. owned 60,000 shares in the Fund.

     Certain officers and/or trustees of the Fund are officers and/or directors of the Investment Advisor and Administrator.


  4.)CAPITAL STOCK AND DISTRIBUTION
     At June 30, 2000 an indefinite number of shares of capital stock ($.10 par value) were authorized, and paid-in capital amounted to $35,774,239.

     Distributions to shareholders are recorded on the ex-dividend date. Payments in excess of net investment income or of accumulated net realized gains reported in the financial statements are due primarily to book/tax differences. Payments due to permanent differences have been charged to paid in capital. Payments due to temporary differences have been charged to distributions in excess of net investment income or realized gains.


  5.)PURCHASES AND SALES OF SECURITIES
     During the six months ending June 30, 2000, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $8,226,463 and $8,072,100 respectively. Purchases and sales of U.S. Government obligations aggregated $1,917,480 and $0 respectively.


  6.)SECURITY TRANSACTIONS
     For Federal income tax purposes, the cost of investments owned at June 30, 2000 was the same as identified cost.

     At June 30, 2000, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:


      Appreciation        (Depreciation)        Net Appreciation (Depreciation)
        $747,288           $(2,045,026)                  $(1,297,738)

                               Investment Adviser
                          Maxus Asset Management, Inc.
                             1301 East Ninth Street
                               Cleveland, OH 44114

                                 Transfer Agent
                        Mutual Shareholder Services, LLC.
                           1301 E. 9th St., Suite 1005
                               Cleveland, OH 44114

                                    Custodian
                                Firstar Bank, NA
                                425 Walnut Street
                                  P.O. Box 1118
                              Cincinnati, OH 45201

                                  Legal Counsel
                     Benesch, Friedlander, Coplan & Aronoff
                            2300 BP America Building
                                200 Public Square
                               Cleveland, OH 44114

                         Auditors McCurdy & Associates,
                                   CPA's, Inc.
                               27955 Clemens Road
                               Westlake, OH 44145

                                Board of Trustees
                                  Denis J Amato
                                Richard A Barone
                                  Kent W Clapp
                               Steven M Kasarnich
                                 Joseph H Smith
                                 Burton D Morgan
                                 Michael A Rossi